Fair Value Measurement - Level 3 fair value measurements (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020
Net operating revenue growth rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase in fair value measurement due to change in multiple unobservable inputs, liabilities	R$ 435
Decrease in fair value measurement due to change in multiple unobservable inputs, liabilities	R$ 433
Net operating revenue growth rate | Increase (Decrease) in Growth Rate [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Basis points of reasonably possible increase in unobservable input	2.00%
Basis points of reasonably possible decrease in unobservable input	2.00%
Net operating revenue growth rate | Increase (Decrease) in Discount Rate [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Basis points of reasonably possible increase in unobservable input	1.00%
Basis points of reasonably possible decrease in unobservable input	1.00%
Net operating revenue growth rate | Weighted average
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Unobservable inputs used in fair value measurement of liabilities	0.2284	0.248	0.225
Pre-tax discount rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase in fair value measurement due to change in multiple unobservable inputs, liabilities		R$ 553
Decrease in fair value measurement due to change in multiple unobservable inputs, liabilities		R$ 548
Pre-tax discount rate | Increase (Decrease) in Growth Rate [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Basis points of reasonably possible increase in unobservable input		2.00%
Basis points of reasonably possible decrease in unobservable input		2.00%
Pre-tax discount rate | Increase (Decrease) in Discount Rate [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Basis points of reasonably possible increase in unobservable input		1.00%
Basis points of reasonably possible decrease in unobservable input		1.00%
Pre-tax discount rate | Weighted average
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Unobservable inputs used in fair value measurement of liabilities	0.1335	0.112	0.114